Stock-Based Compensation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation [Line Items]
Compensation expense	$ 0		$ 121,410		$ 1,359,000
Shares awards issued (in Shares)					0
Stock options granted (in Dollars per share)					$ 0	$ 0
Share based granted shares (in Shares)					120,000
Stock price targets over the term			6 years		6 years
Estimated fair value	4,800,000		$ 4,800,000		$ 4,800,000
Expense related awards	$ 278,176	$ 278,176	$ 834,529	$ 729,839	$ 1,008,015
Cash bonus percentage			2.50%		2.50%
Cash bonus			$ 20,000,000		$ 20,000,000
Unrestricted common shares (in Shares)	300,000		300,000
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Compensation expense	$ 71,049		$ 351,157
Stock options outstanding (in Shares)					0	0
Unrestricted Common Stock Awards [Member]
Stock-Based Compensation [Line Items]
Compensation expense		$ 0		$ 1,359,000
Warrant [Member]
Stock-Based Compensation [Line Items]
Number of granted shares (in Shares)	0		12,000
Executive Officer [Member]
Stock-Based Compensation [Line Items]
Cash bonus			$ 10,000,000		$ 10,000,000
Granted shares (in Shares)			120,000
Minimum [Member]
Stock-Based Compensation [Line Items]
Stock price target, range per share (in Dollars per share)			$ 1,500		$ 1,500
Maximum [Member]
Stock-Based Compensation [Line Items]
Stock price target, range per share (in Dollars per share)			$ 15,000		$ 15,000
Common Stock [Member]
Stock-Based Compensation [Line Items]
Shares awards issued (in Shares)						0